Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of classes of share capital [line items]
Beginning Balance		$ 86,506		$ 84,076	$ 78,571
Issued in relation to share-based payments, net	[1]			$ 13	11
Repurchased for cancellation under the Normal Course Issuer Bid (shares)				3,200,000
Repurchased for cancellation under the Normal Course Issuer Bid				$ (245)
Ending Balance		$ 85,483	$ 83,219	$ 85,483	$ 83,219
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,245,549,363	1,229,569,597	1,244,435,686	1,214,044,420
Beginning Balance		$ 22,138	$ 21,066	$ 22,054	$ 20,109
Issued in relation to share-based payments, net (shares)		138,392	18,688	1,252,069	133,766
Issued in relation to share-based payments, net		$ 10	$ 2	$ 94	$ 9
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[2]		7,750,463		23,160,562
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[2]		$ 481		$ 1,431
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		(3,227,456)		(3,227,456)
Repurchased for cancellation under the Normal Course Issuer Bid		$ (59)		$ (59)
Outstanding at end of year		1,242,460,299	1,237,338,748	1,242,460,299	1,237,338,748
Ending Balance		$ 22,089	$ 21,549	$ 22,089	$ 21,549

[1]	Represents amounts on account of share-based payments (refer to Note 13).
[2]	Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.